Taxes - Income tax - Effective income tax on continuing operations - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Profit before tax of continuing operations	€ 3,467	€ 3,063	€ 1,820
Theoretical income tax	(1,194)	(1,055)	(627)
Exceptional surtax		(78)
Impairment of goodwill	(19)	(7)	(280)
Impairment of BT shares	(30)	(156)	(256)
Share of profits (losses) of associates and joint ventures	1	2	(16)
Adjustment of prior-year taxes	23	37	23
Recognition / (derecognition) of deferred tax assets	(151)	(27)	(104)
Difference in tax rates	189	92	105
Change in applicable tax rates	(84)	(50)	43
Other reconciling items	(44)	190	161
Total Income tax	€ (1,309)	€ (1,052)	€ (951)
Effective tax rate (as a percent)	37.75%	34.35%	52.28%